Post-employment benefits	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Post-employment benefits

Note 1 8	Post-employment benefits

We sponsor pension and other post-employment benefit plans for eligible employees in a number of jurisdictions including Canada, the U.S., the U.K., and the Caribbean. Our pension plans include registered funded defined benefit pension plans, supplemental arrangements that provide pension benefits in excess of statutory limits, and defined contribution plans. We also provide certain health-care, life insurance, and other benefits to eligible employees and retired members. Plan assets and defined benefit obligations related to our defined benefit plans are measured for accounting purposes as at October 31 each year.
Plan characteristics, funding and risks
Pension plans
Pension plans include CIBC’s Canadian, U.S., U.K., and Caribbean pension plans. CIBC’s Canadian pension plans represent approximately 91% of our consolidated defined benefit obligation. All of our Canadian pension plans are defined benefit plans, the most significant of which is our principal Canadian pension plan (the CIBC Pension Plan), which encompasses approximately 67,000 active, deferred, and retired members.
The CIBC Pension Plan provides members with monthly pension income at retirement based on a prescribed plan formula which is based on a combination of maximum yearly pensionable earnings, average earnings at retirement and length of service recognized in the plan. There is a two-year
waiting period for members to join the CIBC Pension Plan.
The CIBC Pension Plan is funded through a separate trust. Actuarial funding valuations are prepared by the Plan’s external actuary at least once every three years or more frequently as required by Canadian pension legislation to determine CIBC’s minimum funding requirements as well as maximum permitted contributions. Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years. CIBC’s pension funding policy is to make at least the minimum annual required contributions required by regulations. Any contributions in excess of the minimum requirements are discretionary.

The CIBC Pension Plan is registered with OSFI and the Canada Revenue Agency (CRA) and is subject to the acts and regulations that govern federally regulated pension plans.
Other post-employment plans
Other post-employment plans include CIBC’s Canadian, U.S. and Caribbean post-retirement health-care benefit plans (referred to for disclosure purposes as other post-employment plans). CIBC’s Canadian other post-employment plan (the Canadian post-employment plan) represents more than 93% of our consolidated other post-employment defined benefit obligation.
The Canadian post-employment plan provides medical, dental and life insurance benefits to retirees that meet specified eligibility requirements, including specified age and service period eligibility requirements. CIBC reimburses 100% of the cost of benefits for eligible employees that retired prior to January 1, 2009, whereas the contribution level for medical and dental benefits for eligible employees that retire subsequent to this date has been fixed at a specified level. The plan is funded on a pay-as-you-go basis.
Benefit changes
There were no material changes to the terms of our Canadian defined benefit pension plans in 2022 or 2021. Certain plan amendments were made to our other pension and other post-employment plans in
2022
, which resulted in a negative past service cost.
Risks
CIBC’s defined benefit plans expose the group to actuarial risks (such as longevity risk), currency risk, interest rate risk, market (investment) risk and health-care cost inflation risks.
The CIBC pension plan operates a currency overlay strategy, which may use forwards or similar instruments, to manage and mitigate its currency risk.
Interest rate risk is managed as part of the CIBC pension plan’s liability-driven investment strategy through a combination of physical bonds, overlays funded in the repo market, and/or derivatives.
Market (investment) risk is mitigated through a multi-asset portfolio construction process that diversifies across a variety of market risk drivers.
The use of derivatives within the CIBC pension plan is governed by its derivatives policy that was approved by the Pension Benefits Management Committee (PBMC) and permits the use of derivatives to manage risk at the discretion of the Pension Investment Committee (PIC). In addition to the management of interest rate risk, risk reduction and mitigation strategies may include hedging of currency, credit spread and/or equity risks. The derivatives policy also permits the use of derivatives to enhance plan returns.
Plan governance
All of CIBC’s pension arrangements are governed by local pension committees, senior management or a board of trustees. However, all significant plan changes require approval from the Management Resources and Compensation Committee (MRCC). For the Canadian pension plans, the MRCC is responsible for setting the strategy for the pension plans, reviewing material risks, performance including funded status, and approving material design or governance changes.
While specific investment policies are determined at a plan level to reflect the unique characteristics of each plan, common investment policies for all plans include the optimization of the risk-return relationship using a portfolio of multiple asset classes diversified by market segment, economic sector, and issuer. The objectives are to secure the benefits promised by our funded plans, to maximize long-term investment returns while not compromising the benefit security of the respective plans, manage the level of funding contributions in conjunction with the stability of the funded status, and implement all policies in a cost effective manner. Investments in quoted debt and equity (held either directly or indirectly through investment funds) represent the most significant asset allocations.
The use of derivatives is limited to the purposes and instruments described in the derivatives policy of the CIBC Pension Plan. These include the use of synthetic debt or equity instruments, currency hedging, risk reduction and enhancement of returns.
Investments in specific asset classes are further diversified across funds, managers, strategies, sectors and geographies, depending on the specific characteristics of each asset class.
The exposure to any one of these asset classes will be determined by our assessment of the needs of the plan assets and economic and financial market conditions. Factors evaluated before adopting the asset mix include demographics, cash-flow payout requirements, liquidity requirements, actuarial assumptions, expected benefit increases, and plan funding requirements.

Management of the assets of the various Canadian plans has been delegated primarily to the PIC, which is a committee that is composed of CIBC management. The PIC is responsible for the appointment and termination of individual investment managers (which includes CIBC Asset Management Inc., a wholly owned subsidiary of CIBC), who each have investment discretion within established target asset mix ranges as set by the PBMC. Should a fund’s actual asset mix fall outside specified ranges, the assets are re-balanced as required to be within the target asset mix ranges. On a periodic basis, an Asset-Liability Matching study is performed in which the consequences of the strategic investment policies are analyzed.

Management of the actuarial valuations of the various Canadian plans is primarily the responsibility of the PBMC. The PBMC is responsible for approving the actuarial assumptions for the valuations of the plans, and for recommending the level of annual funding for the Canadian plans to CIBC senior management.

Local committees with similar mandates manage our non-Canadian plans and annually report back to the MRCC on all material governance activities.

Amounts recognized on the consolidated balance sheet
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2022	2021	2022	2021

Defined benefit obligation
Balance at beginning of year	$8,564	$9,139	$549	$609
Current service cost	265	280	7	7
Past service cost	–	(1)	(8)	9
Interest cost on defined benefit obligation	303	267	19	17
Gain on settlements	1	–	–	–
Employee contributions	4	5	–	–
Benefits paid	(379)	(386)	(27)	(26)
Special termination benefits	(1)	–	–	–
Foreign exchange rate changes and other (1)	58	(49)	6	(3)
Net actuarial (gains) losses on defined benefit obligation	(1,775)	(691)	(110)	(64)
Balance at end of year	$7,040	$8,564	$436	$549
Plan assets
Fair value at beginning of year	$9,904	$9,341	$–	$–
Interest income on plan assets (2)	360	282	–	–
Net actuarial gains (losses) on plan assets (2)	(1,592)	479	–	–
Employer contributions	79	249	27	26
Employee contributions	4	5	–	–
Benefits paid	(379)	(386)	(27)	(26)
Settlements and special termination benefits	(1)	–	–	–
Plan administration costs	(8)	(8)	–	–
Foreign exchange rate changes and other (1)	68	(58)	–	–
Fair value at end of year	$8,435	$9,904	$–	$–
Net defined benefit asset (liability)	1,395	1,340	(436)	(549)
Valuation allowance (3)	(16)	(17)	–	–
Net defined benefit asset (liability), net of valuation allowance	$1,379	$1,323	$(436)	$(549)

(1)
Includes the addition of the defined benefit obligations and plan assets related to the pension plans and other post-employment plans of immaterial subsidiaries with a net defined benefit liability of $3 million as at October 31, 2022.

(2)	The actual return on plan assets for the year was a loss of $1,232 million (2021: gain of $761 million).
(3)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Other assets	$1,420	$1,372	$–	$–
Other liabilities (1)	(41)	(49)	(436)	(549)
	$1,379	$1,323	$(436)	$(549)

(1)	Excludes nil (2021: $4 million) of other liabilities for other post-employment plans of immaterial subsidiaries.
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Defined benefit obligation
Canada	$6,382	$7,846	$405	$512
U.S., U.K., and the Caribbean	658	718	31	37
Defined benefit obligation at the end of year	$7,040	$8,564	$436	$549
Plan assets
Canada	$7,666	$8,996	$–	$–
U.S., U.K., and the Caribbean	769	908	–	–
Plan assets at the end of year	$8,435	$9,904	$–	$–
Amounts recognized in the consolidated statement of income
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2022	2021	2022	2021

Current service cost (1)	$265	$280	$7	$7
Past service cost	–	(1)	(8)	9
Gain on settlements	1	–	–	–
Interest cost on defined benefit obligation	303	267	19	17
Interest income on plan assets	(360)	(282)	–	–
Interest expense on effect of asset ceiling	1	–	–	–
Plan administration costs	8	8	–	–
Net defined benefit plan expense recognized in net income	$218	$272	$18	$33

(1)
The 2022 and 2021 current service costs were calculated using separate discount rates of
 3.61
% and
 2.99%,
respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

Amounts recognized in th
e
consolidated statement of comprehensive income
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2022	2021	2022	2021
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$5	$(1)	$–	$16
Financial assumptions	2,033	798	106	42
Experience	(263)	(106)	4	6
Net actuarial gains (losses) on plan assets	(1,592)	479	–	–
Changes in asset ceiling excluding interest income	2	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$185	$1,170	$110	$64

(1)	Excludes net remeasurement gains/losses recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling nil (2021: $6 million of net losses).
Canadian defined benefit plans
As the Canadian defined benefit pension and other post-employment benefit plans represent approximately
91
% of our consolidated defined benefit obligation, they are the subject and focus of the disclosures in the balance of this note.
Disaggregation and maturity profile of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Active members	$3,164	$4,014	$75	$99
Deferred members	410	569	–	–
Retired members	2,808	3,263	330	413
Total	$6,382	$7,846	$405	$512
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2022	2021	2022	2021
Weighted-average duration, in years	12.7	14.2	10.4	11.7
Plan assets
The major categories of our defined benefit pension plan assets for
our Canadian plans are
as follows:

$ millions, as at October 31	2022		2021
Asset category (1)
Canadian equity securities (2)	$421	5%	$753	8%

Debt securities (3)
Government bonds	3,724	48	4,917	55
Corporate bonds	1,193	16	755	8
	4,917	64	5,672	63
Investment funds (4)
Canadian equity funds	22	–	40	1
U.S. equity funds	435	6	560	6
International equity funds (5)	26	1	39	1
Global equity funds (5)	1,083	14	1,171	13
Emerging markets equity funds	–	–	296	3
Fixed income funds	86	1	110	1
	1,652	22	2,216	25
Other (2)
Alternative investments (6)	2,396	31	1,740	20
Cash and cash equivalents and other	421	6	257	2
Securities purchased under resale agreements	485	6	–	–
Obligations related to securities sold under repurchase agreements and securities sold short	(2,626)	(34)	(1,642)	(18)
	676	9	355	4
	$7,666	100%	$8,996	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2022 was a net derivative asset of $24 million (2021: net derivative asset of $30 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of nil (202
2
: nil), representing nil of Canadian plan assets (2021: nil). All of the equity securities held as at October 31, 2022 and 2021 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2022 and 2021 are investment grade, of which $341 million (2021: $134 million) have daily quoted prices in active markets.
(4)	$23 million (2021: $40 million) of the investment funds are directly held as at October 31, 2022 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprised of private equity, infrastructure, private debt and real estate funds.

Principal actuarial assumptions
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2022	2021	2022	2021
Discount rate	5.4%	3.5%	5.5%	3.4%
Rate of compensation increase (1)	2.5%	2.1%	2.5%	2.1%

(1)
Rates of compensation increase for 2022 and 2021 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately
2.5
% per annum (2021:
2.1
%).

Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2022	2021
Longevity at age 65 for current retired members

Males	23.5	23.4
Females	24.6	24.5
Longevity at age 65 for current members aged 45
Males	24.4	24.4
Females	25.5	25.4
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2022	2021

Health-care cost trend rates assumed for next year	4.8%	4.9%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040
Sensitivity analysis
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2022	2022
Discount rate (100 basis point change)
Decrease in assumption	$887	$47
Increase in assumption	(753)	(39)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(174)	–
Increase in assumption	195	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(17)
Increase in assumption	n/a	20
Future mortality 1 year shorter life expectancy	(139)	(8)
1 year longer life expectancy	135	12

n/a	Not applicable.
The sensitivity analyses presented above are indicative only, and should be considered with caution as they have been calculated in isolation without changing other assumptions. In practice, changes in one assumption may result in changes in another, which may magnify or counteract the disclosed sensitivities.
Future cash flows
Cash contributions
The most recently completed actuarial valuation of the CIBC Pension Plan for funding purposes was as at October 31, 2021. The next actuarial valuation of this plan for funding purposes will be effective as of October 31, 2022.
The minimum contributions for 2023 are anticipated to be $228 million for the Canadian defined benefit pension plans and $28 million for the Canadian other post-employment benefit plans. These estimates are subject to change since contributions are affected by various factors, such as market performance, regulatory requirements, and management’s ability to change funding policy.
Expected future benefit payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2023	2024	2025	2026	2027	2028–2032	Total
Defined benefit pension plans	$350	$362	$374	$387	$400	$2,198	$4,071
Other post-employment plans	28	29	29	30	30	158	304
	$378	$391	$403	$417	$430	$2,356	$4,375

Defined contributions and other plans
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2022	2021

Defined contribution pension plans	$49	$40
Government pension plans (1)	171	143
	$220	$183

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.